Capital structure and financing - C.3.2. Bank and Development Financial Institution financing (Details) Q in Millions													1 Months Ended											12 Months Ended
	Sep. 12, 2022 USD ($)	Apr. 13, 2022 USD ($)	Mar. 31, 2022 USD ($)	Jan. 21, 2022 USD ($)	Dec. 29, 2021 USD ($)	Dec. 26, 2021 USD ($)	Dec. 20, 2021 USD ($)	Dec. 14, 2021 USD ($)	Nov. 10, 2021 USD ($)	Mar. 26, 2021 USD ($)	Mar. 01, 2021 USD ($)	Dec. 20, 2019 USD ($)	Jul. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Oct. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) tranche	Oct. 31, 2020 USD ($) bank	Nov. 30, 2019 USD ($)	Sep. 30, 2019	Aug. 31, 2019 USD ($) agreement	Jan. 31, 2019 PYG (₲)	Jul. 31, 2018 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($) tranche		Oct. 05, 2022 USD ($)	Oct. 05, 2022 COP ($)	Jul. 29, 2022 USD ($)	Jan. 27, 2022	Jan. 19, 2022 USD ($)	Dec. 31, 2021 PYG (₲)	Dec. 14, 2021 COP ($)	Dec. 09, 2021 USD ($) loan	Dec. 09, 2021 GTQ (Q) loan	Nov. 12, 2021	Oct. 25, 2021 USD ($) tranche	Aug. 31, 2021 USD ($)	Dec. 31, 2020 PYG (₲) tranche	Nov. 30, 2020 USD ($) instument	Oct. 31, 2020 GTQ (Q) bank	Nov. 30, 2019 BOB (Bs.)	Feb. 25, 2019 USD ($)	Feb. 25, 2019 PYG (₲)	Jul. 31, 2018 PYG (₲)	Jun. 30, 2018 BOB (Bs.)	Mar. 23, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings																								$ 6,804,000,000	$ 7,744,000,000
Repayments of borrowings, classified as financing activities																								2,127,000,000	1,335,000,000	[1]	$ 1,744,000,000	[1]
Settlement of derivative financial instruments																								11,000,000	0	[1]	0	[1]
Guatemala joint ventures
Disclosure of detailed information about borrowings [line items]
Percentage of controlling interest acquired																																45.00%						45.00%
PYG Long-term loans
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																									7,000,000									₲ 50,000,000,000
BOB Long-term loans
Disclosure of detailed information about borrowings [line items]
Borrowings term													5 years										7 years
Borrowings face amount													$ 8,000,000		$ 26,000,000								$ 10,000,000																									Bs. 69,600,000
BOB Long-term loans | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings term															2 years 6 months
BOB Long-term loans | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings term															5 years
Unsecured Term Loan Nicaragua Due 2027
Disclosure of detailed information about borrowings [line items]
Borrowings face amount	$ 150,000,000
Total Bank and Development Financial Institution financing
Disclosure of detailed information about borrowings [line items]
Borrowings																								1,794,000,000	3,618,000,000
PYG Long-Term Loan, 8.90%
Disclosure of detailed information about borrowings [line items]
Borrowings term																						7 years
Borrowings face amount																						$ 18,000,000																									₲ 115,000,000,000
PYG Long-Term Loan, Paraguay, 8.94%
Disclosure of detailed information about borrowings [line items]
Borrowings term																					7 years
Borrowings face amount | ₲																					₲ 177,000,000,000
PYG Long-Term Loan, 9%
Disclosure of detailed information about borrowings [line items]
Borrowings term																			7 years
Borrowings face amount																																													$ 57,000,000	₲ 370,000,000,000
Banco Continental S.A.EC.A Credit Agreement
Disclosure of detailed information about borrowings [line items]
Borrowings term																2 years 6 months
Borrowings face amount																$ 29,000,000											29,000,000														₲ 200,000,000,000
USD Credit Agreement, Banco Nacional de Panama S.A.
Disclosure of detailed information about borrowings [line items]
Borrowings term																				5 years
Borrowings face amount																				$ 75,000,000
Number of instruments | agreement																				2
USD Credit Agreement, Bank of Nova Scotia
Disclosure of detailed information about borrowings [line items]
Borrowings term																				5 years
Borrowings face amount																				$ 75,000,000											$ 75,000,000
Bank Of Nova Scotia Credit Agreement
Disclosure of detailed information about borrowings [line items]
Borrowings term																60 months
Borrowings face amount																$ 110,000,000											$ 110,000,000
Number of tranches | tranche																2											2														2
Repayments of borrowings, classified as financing activities																$ 85,000,000
Bank Of Nova Scotia Credit Agreement | Tranche A
Disclosure of detailed information about borrowings [line items]
Proceeds from current borrowings																$ 85,000,000
Bank Of Nova Scotia Credit Agreement | Tranche B
Disclosure of detailed information about borrowings [line items]
Proceeds from current borrowings											$ 25,000,000
Bank Of Scotia Credit Agreement
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																																								$ 75,000,000
Borrowings, interest rate																																								5.75%
Bs. Newloan
Disclosure of detailed information about borrowings [line items]
Borrowings term																		4 years
Borrowings face amount																		$ 11,000,000																										Bs. 78,000,000
USD Long-Term Loans, Costa Rica
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																																							$ 125,000,000
Number of tranches | tranche																																							2
USD Long-Term Loans, Costa Rica | Tranche A
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																																							$ 33,000,000
USD Long-Term Loans, Costa Rica | Tranche B
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																																							$ 92,000,000
Bancolombia Loan 2021
Disclosure of detailed information about borrowings [line items]
Borrowings term								7 years
Borrowings face amount								$ 94,000,000																											$ 450,000,000,000
Columbia Loan Due 2024
Disclosure of detailed information about borrowings [line items]
Borrowings																								50,000,000
Borrowings term												5 years
Borrowings face amount												$ 300,000,000
Repayments of non-current borrowings				$ 100,000,000						$ 150,000,000
Bancolombia Loan 2022
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																													$ 18,000,000	$ 85,000,000,000
USD Credit Facility, El Salvador, Due 2023 - 1
Disclosure of detailed information about borrowings [line items]
Borrowings term						5 years
Borrowings face amount						$ 100,000,000																																											$ 100,000,000
Unsecured Term Loan Due 2027
Disclosure of detailed information about borrowings [line items]
Borrowings term	5 years
Borrowings face amount	$ 225,000,000
Unsecured Term Loan Due 2027 Telemovil
Disclosure of detailed information about borrowings [line items]
Borrowings face amount	$ 75,000,000
October 2020 MIC S.A. ESG Linked Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings term																	5 years
Borrowings face amount																	$ 600,000,000
Number of commercial banks in transaction | bank																	11																										11
Bridge Loan Agreement With Consortium Of Banks
Disclosure of detailed information about borrowings [line items]
Borrowings term									6 months
Borrowings face amount									$ 2,150,000,000
Repayments of non-current borrowings		$ 100,000,000			$ 500,000,000									$ 350,000,000
Borrowing costs incurred									$ 28,000,000
Bilateral Loan, DNB Bank
Disclosure of detailed information about borrowings [line items]
Borrowings term							5 years
Borrowings face amount							$ 100,000,000
Banco Industrial, Banco G&T Continental, Banco De America Central And Banco Agromercantil
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																	$ 413,000,000																										Q 3,223
Banco Industrial, Banco G&T Continental, Banco De America Central And Banco Agromercantil | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings term																	7 years
Banco Industrial Loan
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																																				$ 123,000,000	Q 950
Banco G&T Continental S.A.
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																																				$ 65,000,000	Q 500
Number of loans | loan																																				2	2
Banco De Desarrollo Rural Loan
Disclosure of detailed information about borrowings [line items]
Borrowings term			5 years
Borrowings face amount			$ 150,000,000
Fixed rate loans | PYG Long-term loans
Disclosure of detailed information about borrowings [line items]
Borrowings																								76,000,000	94,000,000
Fixed rate loans | USD - Long-term loans
Disclosure of detailed information about borrowings [line items]
Borrowings																								185,000,000	259,000,000
Fixed rate loans | BOB Long-term loans
Disclosure of detailed information about borrowings [line items]
Borrowings																								64,000,000	54,000,000
Fixed rate loans | GTQ Long-term loans
Disclosure of detailed information about borrowings [line items]
Borrowings																								595,000,000	605,000,000
Variable rate loans | USD Long Term Loans, Costa Rica, Variable Rate Due 2026
Disclosure of detailed information about borrowings [line items]
Borrowings																								32,000,000	33,000,000
Variable rate loans | CRC Long Term Loans, Costa Rica, Variable Rate Due 2026
Disclosure of detailed information about borrowings [line items]
Borrowings																								96,000,000	88,000,000
Variable rate loans | USD Long-Term Loans, Tanzania
Disclosure of detailed information about borrowings [line items]
Borrowings																								0	150,000,000
Variable rate loans | USD Long-Term Loans, Tanzania (Zantel)
Disclosure of detailed information about borrowings [line items]
Borrowings																								0	38,000,000
Variable rate loans | COP Long-Term Loans, Colombia
Disclosure of detailed information about borrowings [line items]
Borrowings																								280,000,000	322,000,000
Variable rate loans | USD Long-Term Loans, Colombia
Disclosure of detailed information about borrowings [line items]
Borrowings																								50,000,000	148,000,000
Variable rate loans | USD Credit Facility/Senior Unsecured Term Loan Facility, El Salvador, Due 2026
Disclosure of detailed information about borrowings [line items]
Borrowings																								173,000,000	99,000,000
Variable rate loans | Unsecured Term Loan Nicaragua Due 2027
Disclosure of detailed information about borrowings [line items]
Borrowings																								147,000,000	0
Variable rate loans | USD Revolving Credit Facility, Luxembourg, Due 2025
Disclosure of detailed information about borrowings [line items]
Amortized costs																								(3,000,000)	(4,000,000)
Variable rate loans | USD Bridge Loan, Luxembourg, Due 2022
Disclosure of detailed information about borrowings [line items]
Borrowings																								0	1,632,000,000
Variable rate loans | USD DNB, Luxembourg, Due 2026
Disclosure of detailed information about borrowings [line items]
Borrowings																								$ 99,000,000	$ 99,000,000
Currency Swap | Columbia Loan Due 2024
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																																	$ 25,000,000									$ 300,000,000
Currency Swap | 2020 Bancolombia, JP Morgan And BBVA Cross Currency Swaps
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																																										$ 100,000,000
Number of instruments | instument																																										4
Currency Swap | 2020 Bancolombia, JP Morgan And BBVA Cross Currency Swaps, Individual Value Of Four
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																																										$ 25,000,000

[1]	Re-presented for discontinued operations (see note A.4.).